RELATED PARTY TRANSACTIONS (Details) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Initial Share Awards Under the Contracts	2,263,602	2,263,602
Additional Shares Earned to Maintain Ownership Percentage	4,988,945	2,685,190
Total Shares Earned	7,252,547	4,948,792
President and Chief Executive Officer [Member]
Initial Share Awards Under the Contracts	1,028,910	1,028,910
Additional Shares Earned to Maintain Ownership Percentage	2,325,869	1,218,084
Total Shares Earned	3,354,779	2,246,994
Chief Financial Officer [Member]
Initial Share Awards Under the Contracts	617,346	617,346
Additional Shares Earned to Maintain Ownership Percentage	1,395,523	733,553
Total Shares Earned	2,012,869	1,350,899
Executive Vice President [Member]
Initial Share Awards Under the Contracts	617,346	617,346
Additional Shares Earned to Maintain Ownership Percentage	1,267,553	733,553
Total Shares Earned	1,844,899	1,350,899